Submission	Jul. 07, 2026
Submission [Line Items]
Central Index Key	0001018724
Registrant Name	AMAZON COM INC
Registration File Number	333-293246
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES